Description of Business and Organization (Details) - Schedule of Company's Subsidiaries and VIEs	12 Months Ended
Dec. 31, 2023
LK Technology Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar. 03, 2011
Entity Incorporation, Place of incorporation	BVI
Dream Beyond Global Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Dec. 12, 2018
Entity Incorporation, Place of incorporation	BVI
Superengine Holding Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jun. 14, 2018
Entity Incorporation, Place of incorporation	BVI
Saleya Holding Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Apr. 06, 2006	[1]
Entity Incorporation, Place of incorporation	BVI	[1]
MMB Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Apr. 11, 2013
Entity Incorporation, Place of incorporation	Hong Kong
Mobile Media (China) Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Nov. 06, 2007
Entity Incorporation, Place of incorporation	Hong Kong
Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Feb. 01, 2013
Entity Incorporation, Place of incorporation	PRC
Shenzhen Luokung Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Dec. 23, 2010
Entity Incorporation, Place of incorporation	PRC
Yunnan Luokung Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 07, 2021
Entity Incorporation, Place of incorporation	PRC
DMG Infotech Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Oct. 20, 2006	[1]
Entity Incorporation, Place of incorporation	PRC	[1]
Jiangsu Zhong Chuan Rui You Information and Technology Co., Ltd. (“Zhong Chuan Rui You”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May 26, 2011
Entity Incorporation, Place of incorporation	PRC
Huoerguosi Luokung Information and Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 19, 2017
Entity Incorporation, Place of incorporation	PRC
Shenzhen Jiu Zhou Shi Dai Digital and Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Nov. 26, 2004
Entity Incorporation, Place of incorporation	PRC
Shanghai PICO AI Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 23, 2021
Entity Incorporation, Place of incorporation	PRC
Luokung Zhitong Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May 18, 2020
Entity Incorporation, Place of incorporation	PRC
Beijing Yuanli Anda Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jun. 13, 2018
Entity Incorporation, Place of incorporation	PRC
BOTBRAIN AI LIMITED [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May 22, 2019
Entity Incorporation, Place of incorporation	BVI
BOTBRAIN LIMITED [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Sep. 10, 2019
Entity Incorporation, Place of incorporation	Hong Kong
Beijing BotBrain AI Information Technology Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jan. 14, 2020
Entity Incorporation, Place of incorporation	PRC
Yunnan eMapgo Technologies Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May 10, 2022
Entity Incorporation, Place of incorporation	PRC
Beijing Luokung Zhishang Cateing Management Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar. 16, 2022
Entity Incorporation, Place of incorporation	PRC
Pinkong Partner Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jun. 24, 2021
Entity Incorporation, Place of incorporation	BVI
PICO AI Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 14, 2021
Entity Incorporation, Place of incorporation	BVI
PICO AI HongKong Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 20, 2021
Entity Incorporation, Place of incorporation	Hong Kong
PicoAI US Inc. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Aug. 26, 2021
Entity Incorporation, Place of incorporation	U.S.A
Ownership [Member] | LK Technology Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Dream Beyond Global Limited [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Superengine Holding Limited [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Saleya Holding Limited [Member]
Subsidiaries:
Percentage of legal ownership	100.00%	[1]
Ownership [Member] | MMB Limited [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Mobile Media (China) Limited [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Shenzhen Luokung Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Yunnan Luokung Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | DMG Infotech Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%	[1]
Ownership [Member] | Jiangsu Zhong Chuan Rui You Information and Technology Co., Ltd. (“Zhong Chuan Rui You”) [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Huoerguosi Luokung Information and Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Shenzhen Jiu Zhou Shi Dai Digital and Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Shanghai PICO AI Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Luokung Zhitong Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	51.00%
Ownership [Member] | Beijing Yuanli Anda Technology Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	51.00%
Ownership [Member] | BOTBRAIN AI LIMITED [Member]
Subsidiaries:
Percentage of legal ownership	67.36%
Ownership [Member] | BOTBRAIN LIMITED [Member]
Subsidiaries:
Percentage of legal ownership	67.36%
Ownership [Member] | Beijing BotBrain AI Information Technology Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	67.36%
Ownership [Member] | Yunnan eMapgo Technologies Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Beijing Luokung Zhishang Cateing Management Co., Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Ownership [Member] | Pinkong Partner Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	75.00%
Ownership [Member] | PICO AI Ltd. [Member]
Subsidiaries:
Percentage of legal ownership	75.00%
Ownership [Member] | PICO AI HongKong Limited [Member]
Subsidiaries:
Percentage of legal ownership	75.00%
Ownership [Member] | PicoAI US Inc. [Member]
Subsidiaries:
Percentage of legal ownership	52.50%
Beijing Zhong Chuan Shi Xun Technology Co., Ltd. (“Zhong Chuan Shi Xun”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May 17, 2004
Entity Incorporation, Place of incorporation	PRC
Beijing Zhong Chuan Shi Xun Technology Co., Ltd. (“Zhong Chuan Shi Xun”) [Member] | Ownership [Member]
Subsidiaries:
Percentage of legal ownership	100.00%
Beijing BotBrain AI Technology Co., Ltd. (“Beijing BotBrain”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jan. 18, 2016
Entity Incorporation, Place of incorporation	PRC
Beijing BotBrain AI Technology Co., Ltd. (“Beijing BotBrain”) [Member] | Ownership [Member]
Subsidiaries:
Percentage of legal ownership	67.36%
eMapgo Technologies (Beijing) Co., Ltd (“EMG”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar. 12, 2004	[1]
Entity Incorporation, Place of incorporation	PRC	[1]
eMapgo Technologies (Beijing) Co., Ltd (“EMG”) [Member] | Ownership [Member]
Subsidiaries:
Percentage of legal ownership	100.00%	[1]

[1]	VIE agreements entered into on March 17, 2021